Derivatives - Summary Of Gain Loss On Fair Value Hedge ineffectiveness (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges [member]
Disclosure Of Gain Loss On Fair Value Hedge Ineffectiveness [Line Items]
Gains (losses) related to the ineffectiveness portion of designated fair value hedges	€ 1	€ 0	€ 1